Insurance Contracts - Summary of Changes in the Deferred Acquisition Costs Included in Other Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts [Line Items]
Beginning	₩ 1,576,206	₩ 1,170,972
Increase	1,352,739	1,224,388
Amortization	(1,018,784)	(819,154)	₩ (767,633)
Ending	1,910,161	1,576,206	1,170,972
Non-life insurance
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts [Line Items]
Beginning	1,230,375	965,683
Increase	1,060,160	965,735
Amortization	(860,074)	(701,043)
Ending	1,430,461	1,230,375	965,683
Life insurance
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts [Line Items]
Beginning	345,831	205,289
Increase	292,579	258,653
Amortization	(158,710)	(118,111)
Ending	₩ 479,700	₩ 345,831	₩ 205,289